Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 2,329	£ 901	£ 5,018	£ 2,176
Loss on disposal			2
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			17,192
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions			12,488
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			434
Reclassification of assets to			18,392
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			129
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			153
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			3,988
Reclassification of assets to			8,709
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 5,018